Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC Statutory income tax rates		25.00%	25.00%	25.00%
Effect of preferential tax rates		2.70%	0.30%	6.00%
Effect of non-taxable loss	[1]	(1.20%)	5.60%	47.70%
Effect of favorable tax rates on small-scale and low-profit entities			(0.90%)	(5.30%)
Change of valuation allowance		23.50%	23.00%	(22.80%)
Effective tax rate		50.00%	53.10%	50.50%

[1]	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.